ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 36,966,745	$ 27,649,398
Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	296,466,364	221,054,974
Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	259,499,619	193,405,576
US Dollar [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	32,861,518
US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	286,794,463
US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	253,932,945
Euro [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	405,320
Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,907,343
Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,502,023
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	54,697
Real | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	54,830
Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	133
Other Currency [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,645,210
Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,709,728
Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	64,518
Deposits | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	240,375,097	171,150,697
Deposits | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	236,733,749
Deposits | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,641,348
Non-financial public sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,126,792	5,995,946
Non-financial public sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,125,492
Non-financial public sector [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,300
Financial sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,894	4,758
Financial sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,894
Non-financial private sector and foreign residents [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	233,246,411	165,149,993
Non-financial private sector and foreign residents [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	229,606,363
Non-financial private sector and foreign residents [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,640,048
Liabilities at fair value with changes in results [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency		2,706,372
Other financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	17,470,741	13,295,704
Other financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,612,348
Other financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,793,752
Other financial liabilities [member] | Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	133
Other financial liabilities [member] | Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	64,508
Financing received from the Argentine Central Bank and other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	255,796	5,326,453
Financing received from the Argentine Central Bank and other financial entities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	188,880
Financing received from the Argentine Central Bank and other financial entities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	66,916
Other non-financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,397,985	926,350
Other non-financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,397,968
Other non-financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7
Other non-financial liabilities [member] | Other Currency [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	10
Cash and due from banks | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	201,242,228	120,528,180
Cash and due from banks | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	191,641,796
Cash and due from banks | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,835,926
Cash and due from banks | Real | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	54,830
Cash and due from banks | Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	3,709,676
Debt securities at fair value through profit or loss | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,684,949	4,452,251
Debt securities at fair value through profit or loss | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,684,949
Derivatives | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	158,431	173,451
Derivatives | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	158,431
Other Financial Assets [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,142,162	5,511,094
Other Financial Assets [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	8,142,110
Other Financial Assets [member] | Other Currency [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	52
Loans and other financing | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	42,905,258	56,672,747
Loans and other financing | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	42,833,841
Loans and other financing | Euro [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	71,417
Other Debt Securities [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	27,768,176	30,281,996
Other Debt Securities [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	27,768,176
Financial assets in guarantee | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,968,929	3,019,938
Financial assets in guarantee | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,968,929
Other Non Financial Assets [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	596,231	$ 415,317
Other Non Financial Assets [member] | US Dollar [member] | Assets
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 596,231